Employee benefit obligations (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Employee benefit obligations.
Employee benefit obligations net of employee benefit assets	$ 178	$ 219
Other Long-term Employee Benefits Obligations	$ 47	$ 52